Federal Income Tax Status - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Latest determination letter date	Jan. 19, 2023
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember
Provision for income taxes	$ 0